Shareholders' Equity (Details)																				12 Months Ended
	Oct. 16, 2023 CNY (¥) shares	Oct. 16, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥) shares	May 12, 2023	Mar. 15, 2023 USD ($) shares	Nov. 09, 2022 CNY (¥) shares	Sep. 28, 2022 CNY (¥) shares	Sep. 28, 2022 USD ($) shares	Sep. 27, 2022 USD ($) shares	Jun. 24, 2022 USD ($)	Jun. 07, 2022 CNY (¥) shares	Jun. 07, 2022 USD ($) shares	Aug. 11, 2021 USD ($) shares	Feb. 26, 2021 CNY (¥) shares	Feb. 26, 2021 USD ($) shares	Oct. 26, 2020 CNY (¥) shares	Oct. 26, 2020 USD ($) shares	Jun. 12, 2018 USD ($) shares	May 28, 2018 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 28, 2022 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Shareholders’ Equity [Line Items]
Proceeds from issuance | ¥																				¥ 713
Percentage of cash exchange				10.00%																50.00%
Par value | $ / shares																									$ 0.0000469793497033866	$ 0.0000469793497033866
Total cash consideration | ¥						¥ 21,656,700
Ordinary shares, issued																				33,243,582		33,243,582				33,243,582
Cash consideration amount																¥ 10,089,000	$ 1,500,000
Consideration value | $
Ordinary shares issued							1,138,727	1,138,727
Acquired amount | ¥							¥ 24,237,896
Offering cost							85,728,299	$ 12,069,689
Liability-settled share-based payment							¥ 403,468																				$ 580,000
Share transferred to treasury shares					60,000
Treasury shares value
Ordinary shares exchange ratio				0.0432
Share exchange ratio percentage				10.00%
Balances of ordinary shares | ¥																						105,931,381
Exercise of equity-settled share-based payments | ¥																				¥ 8,383,181		1,412,126
Public Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant shares							17,250,000																				17,250,000
Acquired amount | $								$ 3,408,651
Sponsor Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant shares							4,450,000													4,450,000							4,450,000
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant shares							22,900,000																				22,900,000
Warrant liabilities							¥ 61,863,090																				$ 8,700,000
PIPE Warrants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued							1,010,000	1,010,000
Warrant shares							1,200,000													1,200,000							1,200,000
Warrant liabilities							¥ 3,555,349																				$ 500,000
Gross proceeds							¥ 316,426,861	$ 44,500,100
Warrant Modification [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued			1,083,949
Ordinary shares exchange ratio				0.048
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued							40,000																				40,000
Ordinary shares issued																							1,138,727	1,138,727
Balances of ordinary shares | ¥			¥ 365																			365
Exercise of equity-settled share-based payments | ¥
Additional Paid-in Capital [Member]
Shareholders’ Equity [Line Items]
Balances of ordinary shares | ¥																						105,931,016
Exercise of equity-settled share-based payments | ¥																				8,383,181		¥ 1,412,126
Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Cash bonus											¥ 1,355,772	$ 164,000
Total fair value | $										$ 1,487,237
Share-based compensation expense																							¥ 8,608,713	$ 1,323,237
Lord Winterfell Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued																500	500
L&L Tomorrow Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued	30,005	30,005
Ordinary shares, issued																100	100
Total fair value | $		$ 268,542
Share-based compensation expense	¥ 1,928,084	$ 268,542
Pangaea Two Acquisition Holdings [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued														3,003	3,003
Cash consideration amount														¥ 291,393,000	$ 45,000,000
Equity Support Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued							1,000,000	1,000,000
Collateral account							¥ 355,535,000																				$ 50,000,000
Derivative liabilities							¥ 88,172,680																				$ 12,400,000
THHK [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																			2,000
Parent Company [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																		18,000
Total cash consideration | $																		$ 90,000,000
Number of installments																		3
Installments amount																												¥ 192,363,000	$ 30,000,000
Additional paid-in capital | ¥																				¥ 1,719,802
THC Hope IB Limited [Member]
Shareholders’ Equity [Line Items]
Converted ordinary shares									7,745
Pre-split ordinary shares									1,648,597
Consideration value | $
Cantor [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued						165,289
Pangaea Two Acquisition Holdings XXIIA, Ltd. [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued					60,000
Directors [Member]
Shareholders’ Equity [Line Items]
Converted ordinary shares											164	164
Pre-split ordinary shares											34,909	34,909
Treasury shares reissued																				360,896	360,896	114,650
Directors [Member] | L&L Tomorrow Holdings Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued													36
Cash consideration amount | $													$ 5,000
Series A-2 Convertible Preferred Share [Member]
Shareholders’ Equity [Line Items]
Proceeds from issuance																				¥ 713	$ 99.99
Preferred share par value | $ / shares																									0.0000469793497033866	$ 0.0000469793497033866
Conversion rate																				24.202
Series A-2 Convertible Preferred Share [Member] | Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred share par value | $ / shares																									0.0000469793497033866
Class A-1 Special Voting Share [Member]
Shareholders’ Equity [Line Items]
Par value | $ / shares																									0.0000469793497033866	$ 0.0000469793497033866
Ordinary shares, issued																				0.2
Class A-1 Special Voting Share [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Proceeds from issuance | $
Par value | $ / shares																									$ 0.0000469793497033866